CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥) shares
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (61,476,392)	$ (8,477,982)	¥ 94,289,395		¥ (25,866,828)
Adjustments to reconcile net cash flows from operating activities:
Gain in fair value changes of warrants liability	(6,116,000)	(843,435)	(174,485,575)		(35,365,792)
Amortization of offering cost of warrants	1,483,306	204,557	0		12,584,024
Provision for doubtful accounts	(9,038,985)	(1,246,533)	(658,823)		8,191,247
Restricted shares issued for management and employees	26,191,707	3,612,002	39,263,485		6,140,037
Income (loss) from investment in unconsolidated entity	0	0	(15,411)		266,707
Restricted shares issued for services	5,805,840	800,662	8,935,919		0
Interest expenses related to convertible notes			0		42,014,616
Net cash used in operating activities	(51,688,331)	(7,128,147)	(26,247,237)		(34,050,468)
Cash flows from investing activities:
Repayments from loans to third parties	40,113,311	5,531,879	171,435,032		5,150,377
Payments made for loans to third parties	(103,146,761)	(14,224,589)	(171,071,510)		(51,638,458)
Net cash used in investing activities	(245,224,673)	(33,818,029)	(328,684)		(46,538,654)
Cash flows from financing activities:
Proceeds from warrants issued with common stock	17,493,069	2,412,405	0		212,051,414
Proceeds from sale of ordinary shares, net of issuance costs	28,174,993	3,885,509	0		81,091,141
Proceeds from sale of prefunded warrants, net of issuance costs	3,750,282	517,188	93,321		30,276,569
Proceeds from share issuance for warrants exercised			0		21,130,035
Proceeds from issuance of convertible notes			0		42,014,616
Net cash provided by (used in) financing activities	56,383,273	7,775,609	(9,999,380)		394,026,823
Effect of exchange rate fluctuation on cash	27,688,659	3,818,441	10,275,148		224,365
Net increase (decrease) in cash	(212,841,072)	(29,352,126)	(26,300,153)		313,662,066
Cash at beginning of period	316,974,857
Cash at end of period	¥ 104,125,800	$ 14,359,604	316,974,857
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of Starry, net of issuance costs			0		27,675,450
Conversion of convertible notes to 9,225,338 shares of ordinary shares			0		42,435,669
Stock issuance for convertible notes redemption (in shares) | shares	9,225,338	9,225,338
RECON TECHNOLOGY LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (59,167,301)	$ (8,159,544)	95,586,795		(22,832,734)
Adjustments to reconcile net cash flows from operating activities:
Gain in fair value changes of warrants liability	(6,116,000)	(843,435)	(174,485,575)		(35,365,792)
Amortization of offering cost of warrants	1,483,306	204,557			12,584,024
Provision for doubtful accounts	(4,141,588)	(571,151)	1,923,382		1,933,986
Restricted shares issued for management and employees	26,191,707	3,612,002	39,263,485		6,140,037
Restricted shares issued for services	5,805,840		8,935,919	$ 800,662
Income from investment in unconsolidated entity			(15,411)		15,411
Interest expenses related to convertible notes					42,014,616
Equity in earnings of subsidiaries and VIEs	25,039,453	3,453,098	18,161,892		27,106,484
Other current assets	(8,396,555)	(1,157,938)	(111,521)		(474,891)
Other current liabilities	(3,587,540)	(494,744)	(5,090,698)		4,776,846
Net cash used in operating activities	(22,888,678)	(3,156,493)	(15,831,732)		(6,116,629)
Cash flows from investing activities:
Repayments from loans to third parties	32,413,311	4,470,000	166,405,032		1,950,000
Payments made for loans to third parties	(79,546,761)	(10,970,000)	(137,391,510)		(50,288,458)
Due from intercompany, VIEs and VIEs' subsidiaries	(86,300,464)	(11,901,378)	(55,569,342)		(29,505,002)
Net cash used in investing activities	(133,433,914)	(18,401,378)	(26,555,820)		(77,843,460)
Cash flows from financing activities:
Proceeds from warrants issued with common stock	17,493,069	2,412,405			212,051,414
Proceeds from sale of ordinary shares, net of issuance costs	28,174,993	3,885,509			81,091,141
Proceeds from sale of prefunded warrants, net of issuance costs	3,750,282	517,188	93,321		30,276,569
Proceeds from share issuance for warrants exercised					21,130,035
Proceeds from issuance of convertible notes					42,014,616
Net cash provided by (used in) financing activities	49,418,344	6,815,102	93,321		386,563,775
Effect of exchange rate fluctuation on cash	46,211,878	6,372,909	14,016,375		274,149
Net increase (decrease) in cash	(60,692,370)	(8,369,860)	(28,277,856)		302,877,835
Cash at beginning of period	296,838,959	40,935,964	325,116,815		22,238,980
Cash at end of period	¥ 236,146,589	$ 32,566,104	296,838,959	$ 40,935,964	325,116,815
Non-cash investing and financing activities
Issuance of common stock in exchange of shares of Starry, net of issuance costs					27,675,450
Cancellation of ordinary shares issued to Starry			¥ (27,675,450)
Conversion of convertible notes to 9,225,338 shares of ordinary shares					¥ 42,435,669
Stock issuance for convertible notes redemption (in shares) | shares					9,225,338